Unit-based compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013
Non-management directors [Member]
Unit Based Compensation Arrangement [Line Items]
Common units granted		7,342
Aggregate value of units issued		$ 0.3
Common units issued			6,065
Restricted Stock Units (RSUs) [Member]
Unit Based Compensation Arrangement [Line Items]
Aggregate value of units issued		1.5
Restricted units granted to Partnership's employee		36,878
Restricted units, vesting period			3 years
Restricted units expense	$ 0.2		$ 0.7